INCOME TAX	12 Months Ended
Dec. 31, 2021
INCOME TAX
INCOME TAX

NOTE 9. INCOME TAX
The Company’s net deferred tax assets (liability) at December 31, 2021 and 2020 are as follows:
	December 31, 2021	December 31, 2020
Deferred tax assets (liability)
Net operating loss carryforward	$ 52,910	$ 306,991
Unrealized loss on securities	—	—
Start-up Costs	803,634	—
Total deferred tax assets	856,544	306,991
Valuation Allowance	(856,544)	(306,991)
Deferred tax assets (liability)	$ —	$ —
The income tax provision for the years ended December 31, 2021 and 2020 consists of the following:
	December 31, 2021	December 31, 2020
Federal
Current	$ —	$ —
Deferred (current and non-current deferred)	(549,553)	(306,781)

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	549,553	306,781
Income tax provision	$ —	$ —
As of December 31, 2021 and 2020, the Company had $251,953 and $67,091 of U.S. federal and state net operating loss carryovers available to offset future taxable income, respectively.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2021 and 2020, the change in the valuation allowance was $549,553 and $306,781, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 and 2020 is as follows:
	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
Transaction costs allocable to warrant liabilities	0.0%	(8.5)%
Other	0.1%	0.0%
Business combination expenses	7.5%	0.0%
Change in fair value of warrant liability	(45.7)%	2.4%
Valuation allowance	17.1%	(14.9)%
Income tax provision	0.0%	0.0%
The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to the change in FV of warrants, business combination expenses, and the recording of full valuation allowances on deferred tax assets. The Company's effective tax rates for the year ended December 31, 2020 was revised to correct the effect of transaction costs attributable to warrant liabilities previously reported as Change in fair value of warrant liability. The Change in fair value of warrant liability and the transaction costs attributable to warrants liabilities previously reported were respectively (6.1%) and 0%.
The Company files income tax returns in the U.S. federal jurisdiction and Florida which remain open and subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities.